Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Maximum
Income Tax Examination [Line Items]
Assessment (refunds)	$ 129
Commerical Activities Tax (CAT)
Income Tax Examination [Line Items]
Assessment (refunds)	274	$ 274	$ 274
Penalties and interest	$ 51	$ 51	$ 51